OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Minimum contractual future revenues to be received on time charters
The minimum contractual future revenues to be received on time charters in respect of vessels owned and operated as of December 31, 2015, were as follows:

Year ending December 31	Total
(in thousands of $)
2016	12,260
2017 and thereafter	12,852
Total	25,112

Future minimum rental payments under non-cancellable operating leases
The future minimum rental payments under our non-cancellable operating leases are as follows:

Year ending December 31	Total
(in thousands of $)
2016	27,786
2017	23,238
2018	770
2019	599
2020	50
2021 and thereafter	—
Total minimum lease payments (1)	52,443

(1) The above table includes operating lease charter-hire payments to Golar Partners relating to the Option Agreement entered into in connection with the disposal of the Golar Grand in November 2012. In the event that the charterer does not renew or extend its charter beyond February 2015, Golar Partners has the option to require us to charter the vessel through to October 2017. Golar Partners exercised this option in February 2015 (see note 33).